Net financial loss (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of net financial loss
Net financial loss can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
Interests and gains on financial assets	564	327	546
Unrealized gains on financials assets	313	1,177	418
Foreign exchange gains	3,978	4,839	3,810
Other financial income	—	—	—
Financial income	4,855	6,344	4,775
Foreign exchange losses	(5,557)	(3,591)	(2,983)
Unrealized losses on financial assets	(865)	(95)	(2,050)
Interest on financial liabilities	(341)	(312)	(288)
Other financial expenses	—	—	—
Financial expenses	(6,763)	(3,997)	(5,321)
Net financial income (loss)	(1,908)	2,347	(546)